Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheets

The following table presents a reconciliation of the beginning and ending carrying amounts of the Company’s asset retirement obligations included in non-current liabilities in the Consolidated Balance Sheets.

	December 31, 2024	December 31, 2023
Balance January 1	$4,242,680	$3,847,784
Liabilities incurred	—	261,657
Accretion	133,239	133,239
Ending balance	$4,375,919	$4,242,680